Stock Options (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Common Stock, No par value [Member] USD ($)	Dec. 31, 2013 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2012 Common Stock, No par value [Member] USD ($)	Dec. 31, 2012 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2013 Preferred Stock, No par value [Member] USD ($)	Dec. 31, 2013 Preferred Stock, No par value [Member] EUR (€)	Dec. 31, 2013 Converted From Preference Shares [Member] USD ($)	Dec. 31, 2013 Converted From Preference Shares [Member] EUR (€)	Dec. 31, 2013 Converted Into Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Converted Into Ordinary Shares [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance		11,147,000	11,147,000			38,000	38,000
Awards granted		2,141,000	2,141,000
Stock options exercised during the period		2,280,000	2,280,000			2,000	2,000
Options forfeited		249,000	249,000			4,000	4,000
Stock options ending balance		10,791,000	10,791,000			0	0
Options converted								32,000	32,000	32,000	32,000
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance		$ 58.83	€ 42.66			$ 26.56	€ 19.26
Granted		$ 68.61	€ 49.75
Forfeited		$ 61.71	€ 44.75			$ 32.49	€ 23.56
Exercised		$ 46.56	€ 33.76			$ 25.31	€ 18.35
Weighted average price per share ending balance		$ 63.20	€ 45.83			$ 0.00	€ 0.00
ShareBasedCompensationArrangementsByShareBasedPaymentAwardsOptionsConvertedInPeriodWeightedAverageExercisePrice								$ 26.01	€ 18.86	$ 26.01	€ 18.86
Share Based Compensation Arrangement By Share Based Payment Awards Option Vested And Expected To Vest [LineItems]
Number of options				4,711	4,711
Weighted average remaining contractual life in years	2 years 6 months
Weighted average exercise price		$ 50.21	€ 36.41
Aggregate intrinsic value				$ 99,568	€ 72,198